NET INVESTMENT IN DIRECT FINANCING LEASES (Summary of the Components of Net Investment in Direct Financing Leases) (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Total minimum lease payments to be received	$ 86,731,625	$ 85,836,232
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	86,731,625	85,836,232
Less: Allowance for uncollectible receivables	(867,316)	(858,362)
Net minimum lease payment receivable	85,864,309	84,977,870
Estimated residual value of leased property		0
Less: unearned income	(9,140,852)	(10,272,223)
Net investment in direct financing leases	$ 76,723,457	$ 74,705,647